Property and Equipment, Net (Details) - Schedule of property and equipment net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property and equipment
Property and equipment gross	$ 9,698,046	$ 9,920,170
Less: accumulated depreciation	(6,249,937)	(5,324,964)
Property and equipment, net	3,448,109	4,595,206
Buildings and improvements [Member]
Property and equipment
Property and equipment gross	1,160,259	1,087,462
Computer and office equipment [Member]
Property and equipment
Property and equipment gross	21,122	19,796
Revenue equipment [Member]
Property and equipment
Property and equipment gross	$ 8,516,665	8,812,912
Property and equipment, net		$ 256,758